UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08266

Exact name of registrant as specified in charter:	The India Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1.	Schedule of Investments

The schedule of investments for the three-month period ended September 30, 2016 is filed herewith.

Portfolio of Investments (unaudited)

As of September 30, 2016

Shares	Description	Industry	Value (US$)
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCKS - 99.0%
INDIA - 98.6%
499,224	ABB India Ltd.(a)	Electrical Equipment - 1.0%	$8,556,811
489,000	ACC Ltd.(a)	Construction Materials - 1.4%	11,872,664
367,721	Aegis Logistics Ltd.(a)	Oil, Gas & Consumable Fuels - 0.1%	856,794
9,026,000	Ambuja Cements Ltd.(a)	Construction Materials - 4.2%	34,193,610
1,735,880	Asian Paints Ltd.(a)	Chemicals - 3.7%	30,285,970
1,480,000	Bharti Airtel Ltd.(a)	Wireless Telecommunication Services - 0.8%	6,982,230
1,841,161	Bharti Infratel Ltd.(a)	Diversified Telecommunication Services - 1.2%	10,197,477
93,295	Bosch Ltd.(a)	Auto Components - 3.9%	31,946,700
1,300,000	Castrol (India) Ltd.(a)	Chemicals - 1.1%	9,303,429
1,400,000	Container Corp. of India Ltd.(a)	Road & Rail - 3.5%	28,936,991
240,430	Cummins India Ltd.(a)	Machinery - 0.4%	3,271,841
478,000	Emami Ltd.(a)	Personal Products - 1.0%	8,350,961
194,107	GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals - 1.0%	8,163,106
1,368,240	Godrej Consumer Products Ltd.(a)	Personal Products - 3.9%	32,428,346
265,046	Grasim Industries Ltd.(a)	Construction Materials - 2.4%	19,336,491
1,400,000	HDFC Bank Ltd.(a)	Banks - 3.3%	26,854,062
588,000	Hero MotoCorp Ltd.(a)	Automobiles - 3.7%	30,231,059
2,250,000	Hindustan Unilever Ltd.(a)	Household Products - 3.6%	29,448,359
3,641,000	Housing Development Finance Corp. Ltd.(a)	Thrifts & Mortgage Finance - 9.3%	76,452,190
7,350,000	ICICI Bank Ltd.(a)	Banks - 3.4%	27,790,181
3,723,000	Infosys Ltd.(a)	Information Technology Services - 7.0%	57,775,223
11,485,000	ITC Ltd.(a)	Tobacco - 5.1%	41,841,458
2,910,000	Kotak Mahindra Bank Ltd.(a)	Banks - 4.2%	34,166,998
992,000	Lupin Ltd.(a)	Pharmaceuticals - 2.7%	22,155,062
2,030,000	Mphasis Ltd.(a)	Information Technology Services - 1.9%	15,875,344
244,300	Nestle India Ltd.(a)	Food Products - 2.9%	23,579,074
1,026,264	Piramal Enterprises Ltd.	Pharmaceuticals - 3.5%	28,361,757
260,000	Sanofi India Ltd.	Pharmaceuticals - 2.0%	16,147,492
2,603,000	Sun Pharmaceutical Industries Ltd.(a)	Pharmaceuticals - 3.5%	29,110,070
1,649,379	Tata Consultancy Services Ltd.(a)	Information Technology Services - 7.3%	60,311,369
237,758	Thermax Ltd.(a)	Machinery - 0.4%	3,038,349
735,000	UltraTech Cement Ltd.(a)	Construction Materials - 5.2%	42,577,240
UNITED STATES - 0.4%
71,000	Cognizant Technology Solutions Corp.(b)	Information Technology Services - 0.4%	3,387,410

Total Common Stocks			813,786,118

Total Long-Term Investments - 99.0% (cost $401,638,557)			813,786,118

See Notes to Portfolio of Investments.

The India Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of September 30, 2016

Shares	Description	Value (US$)
	SHORT-TERM INVESTMENT - 0.1%
	UNITED STATES - 0.1%
$1,071,752	State Street Institutional U.S. Government Money Market Fund(c)	$1,071,752

	Total Short-Term Investment - 0.1% (cost $1,071,752)	1,071,752

	Total Investments - 99.1% (cost $402,710,309)(d)	814,857,870

	Other Assets in Excess of Liabilities - 0.9%	7,034,772

	Net Assets - 100.0%	$821,892,642

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	Non-income producing security.

(c)	Registered investment company advised by State Street Global Advisors.

(d)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

See Notes to Portfolio of Investments.

The India Fund, Inc.

Notes to Portfolio of Investments (unaudited)

September 30, 2016

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The State Street Institutional U.S. Government Money Market Fund has an objective to maintain a $1.00 NAV, which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or 3 based on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon other significant observable inputs, including unadjusted quoted prices in active markets for similar assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

The India Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

September 30, 2016

Level 1 – quoted prices in active markets for similar investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Information Technology Services	$3,387,410	$133,961,936	$—	$137,349,346
Pharmaceuticals	52,672,355	51,265,132	—	103,937,487
Other	—	572,499,285	—	572,499,285
Short-Term Investment	1,071,752	—	—	1,071,752
Total	$57,131,517	$757,726,353	$—	$814,857,870

Amounts listed as “-” are $0 or round to $0.

The Fund held no Level 3 securities at September 30, 2016.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended September 30, 2016, the security issued by Sanofi India Ltd. in the amount of $16,147,492 transferred from Level 2 to Level 1 because there was not a valuation factor applied at September 30, 2016.

b.	Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2016 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$402,710,309	$416,921,426	$(4,773,865)	$412,147,561

The India Fund, Inc.

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The India Fund, Inc.;

BY:	/s/ Alan Goodson
Alan Goodson, Principal Executive Officer of The India Fund, Inc.

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Alan Goodson
Alan Goodson, Principal Executive Officer of The India Fund, Inc.

Date: November 29, 2016

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of The India Fund, Inc.

Date: November 29, 2016